Retirement Benefit Plans - Principal Actuarial Assumptions Used and Sensitivity Analysis of Present Value of Defined Benefit Obligation Effected by Changes of Principal Actuarial Assumptions (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate used in determining present values	1.75%	1.50%
Expected future salary increases	3.50%	3.50%